ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
NOTE 8 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consisted of the followings at December 31, 2016 and 2015:

	2016	2015
Accounts payable to vendors	$69,938	$12,315
Payroll taxes payable	11,092	-
Accrued bonuses to current CEO	59,500	-
Accrued severance compensation to former CEO	250,000	-
	$390,530	$12,315